Fair Value Disclosures (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597
Funds withheld at interest - embedded derivatives	(361,456)	(274,220)
Fair Value Assets Measured On Recurring Basis Short Term Investments	46,671	7,310
Fair Value Assets Measured On Recurring Basis Other Invested Assets	403,572	223,363
Cash and Cash Equivalents, Fair Value Disclosure	563,895	253,746
Reinsurance ceded receivable - embedded derivatives	4,945	75,431
Total	16,858,577	14,590,227
Liabilities, Fair Value Disclosure [Abstract]
Interest-sensitive contract liabilities - embedded derivatives	1,028,241	721,485
Total	1,057,891	786,215
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	612,945	193,945
Funds withheld at interest - embedded derivatives	0	0
Fair Value Assets Measured On Recurring Basis Short Term Investments	37,155	5,257
Fair Value Assets Measured On Recurring Basis Other Invested Assets	91,266	125,742
Cash and Cash Equivalents, Fair Value Disclosure	563,895	253,746
Reinsurance ceded receivable - embedded derivatives	0	0
Total	1,305,261	578,690
Liabilities, Fair Value Disclosure [Abstract]
Interest-sensitive contract liabilities - embedded derivatives	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	14,212,340	12,665,349
Funds withheld at interest - embedded derivatives	0	0
Fair Value Assets Measured On Recurring Basis Short Term Investments	9,516	2,053
Fair Value Assets Measured On Recurring Basis Other Invested Assets	300,817	80,785
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Reinsurance ceded receivable - embedded derivatives	0	0
Total	14,522,673	12,748,187
Liabilities, Fair Value Disclosure [Abstract]
Interest-sensitive contract liabilities - embedded derivatives	0	0
Total	29,650	64,730
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,375,665	1,445,303
Funds withheld at interest - embedded derivatives	(361,456)	(274,220)
Fair Value Assets Measured On Recurring Basis Short Term Investments	0	0
Fair Value Assets Measured On Recurring Basis Other Invested Assets	11,489	16,836
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Reinsurance ceded receivable - embedded derivatives	4,945	75,431
Total	1,030,643	1,263,350
Liabilities, Fair Value Disclosure [Abstract]
Interest-sensitive contract liabilities - embedded derivatives	1,028,241	721,485
Total	1,028,241	721,485
Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	3,171	18,850
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	3,171	18,850
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Credit Default Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	5,633	131
Credit Default Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Credit Default Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	5,633	131
Credit Default Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Currency Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	23,710	45,749
Currency Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	23,710	45,749
Currency Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Nonredeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	78,183	99,550
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	58,906	72,393
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	19,277	26,737
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	420
Equity Securities, Other [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	35,717	40,661
Equity Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	5,308	5,126
Equity Securities, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	18,920	19,119
Equity Securities, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	11,489	16,416
Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	168,484	20,042
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	168,484	20,042
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Future [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Future [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Future [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Future [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	4,560	5,924
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	4,560	5,924
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Consumer Price Index Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	766	1,491
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	766	1,491
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Credit Default Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	(4,003)	2,429
Credit Default Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Credit Default Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	(4,003)	2,429
Credit Default Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Equity Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	87,243	5,043
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	(2,864)
Equity Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0
Equity Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	87,243	5,043
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	(2,864)
Equity Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0
Currency Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Securities Pledged as Collateral [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	32,622	48,223
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	27,052	48,223
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	5,570	0
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	7,461,106	6,710,443
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	76,097	15,089
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	6,410,840	5,823,175
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	974,169	872,179
Canadian Provincial Governments [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	3,869,933	3,057,567
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	3,869,933	3,057,567
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,227,234	1,473,077
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,145,579	1,289,786
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	81,655	183,291
Asset-backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	401,991	391,209
Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	208,499	162,651
Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	193,492	228,558
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,242,219	1,337,853
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,126,243	1,190,297
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	115,976	147,556
US Treasury and Government [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	374,002	206,216
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	300,514	166,861
US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	73,488	39,355
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	205,386	164,460
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	12,894	6,865
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	182,119	150,612
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	10,373	6,983
Foreign Government Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,419,079	963,772
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	223,440	5,130
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,195,639	951,906
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	$ 0	$ 6,736